Cover	Jan. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2020
Entity File Number	001-33261
Entity Registrant Name	AEROVIRONMENT, INC.
Entity Central Index Key	0001368622
Entity Tax Identification Number	95-2705790
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Innovators Way
Entity Address, City or Town	Simi Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93065
City Area Code	805
Local Phone Number	520-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false